Capital Stock - Restricted Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2013, Weighted Average Grant Date Fair Value	$ 97.34
Granted, Weighted Average Grant-Date Fair Value	$ 82.95
Vested, Weighted Average Grant-Date Fair Value	$ 96.79
Forfeited, Weighted Average Grant-Date Fair Value	$ 88.61
Non-vested at December 31, 2013, Weighted Average Grant Date Fair Value	$ 86.70
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, nonvested, Beginning Balance, Shares	2,164,000
Granted, Shares	3,098,029	1,219,886	887,851
Vested, Shares	(907,000)
Forfeited or cancelled, Shares	(402,000)
Restricted Shares, nonvested, Ending Balance, Shares	3,953,000	2,164,000
Granted, Weighted Average Grant-Date Fair Value	$ 82.95	$ 85.67	$ 124.16